CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flow from operating activities:
Net income			$ (8,085)	$ (9,383)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion			3,502	2,739
Provision for loan losses	1,150	140	2,300	890
Gain on sale of premises and equipment and other real estate, net			95	(21)
Writedown of other real estate			73	25
Deferred income tax benefit			(1,320)	(328)
Income from equity-method investments, net			(16)	(365)
(Loss) on calls of securities, net	85	96	91	97
Net gain on sale of mortgage loans	(970)	(440)	(1,569)	(810)
Originations of loans held for sale			(124,864)	(63,357)
Proceeds from sale of loans held for sale			122,227	72,471
(Increase) decrease in other assets			(1,016)	(1,303)
Increase (decrease) in all other liabilities			(1,518)	422
Net cash provided by operating activities			6,070	19,843
Securities available-for-sale:
Proceeds from maturities and calls			57,108	27,082
Purchases			(43,391)	(31,023)
Securities held to maturity:
Proceeds from maturities and calls			25,668	28,173
Purchases			(27,300)	(23,124)
Loan principal collections in excess of originations, net			(111,986)	19,622
Purchase of premises and equipment, net			(971)	(1,537)
Purchases of FRB and FHLB stock, net			(86)	(196)
Investment in equity-method investments			75	(3)
Proceeds from sale of other real estate			2,346	605
Net cash provided (used) by investing activities			(98,537)	19,599
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits			95,361	57,722
Net decrease in time deposits			(12,394)	(36,464)
Principal repayments of term borrowings			0	(330)
Proceeds from sale of treasury stock			37	19
Payments to acquire treasury stock			(222)	(107)
Proceeds from issuance of treasury stock under stock option plan			0	0
Tax benefit from stock option exercise			0	0
Change in Noncontrolling Interests, net			(66)	0
Dividends paid			(2,831)	(2,691)
Net cash provided by financing activities			79,885	18,149
Net increase in cash and cash equivalents			(12,582)	57,591
Cash and cash equivalents - beginning of period			126,740	138,229
Cash and cash equivalents - end of period	114,158	195,820	114,158	195,820
Supplemental Cash Flow Information [Abstract]
Interest paid			4,406	6,825
Income taxes paid			3,653	4,100
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	$ 1,265	$ 304	$ 1,265	$ 304